Variable Interest Entities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Variable Interest Entity, Measure of Activity [Abstract]
Summary of assets and liabilities
The following table presents the carrying amounts and classification of the VIEs’ assets and liabilities included in the condensed consolidated balance sheet (in thousands):

	As of June 30,	As of December 31,
	2022	2021
Cash and cash equivalents	$26,950	$58,025
Prepaid expenses and other current assets	6,642	737
Equity method investments	1,283	11,694
Property and equipment, net	130	—
Other non-current assets	3	—

Total assets	$35,008	$70,456

Accounts payable	$62	$188
Accrued expenses and other current liabilities	85	440

Total liabilities	$147	$628

The following table presents the carrying amounts and classification of the VIEs’ assets and liabilities included in the Consolidated Balance Sheets:

	As of December 31,
	2021	2020

Cash and cash equivalents	$58,025	$—
Prepaid expenses and other current assets	737	—
Equity method investments	11,694	28,924

Total assets	$70,456	$28,924

Accounts payable	$188	$—
Accrued expenses and other current liabilities	440	—

Total liabilities	$628	$—